Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable Net [Abstract]
Accounts receivable	$ 1,937,261	$ 1,260,453
Less: allowance for doubtful accounts
Accounts receivable, net	$ 1,937,261	$ 1,260,453